As filed with the Securities and Exchange Commission on August 18, 2016
Securities Act File No. 333-129930
Investment Company Act File No. 811-21836

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 32	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 36	[X]

(Check appropriate box or boxes)

INDEX FUNDS
(Exact Name of Registrant as Specified in Charter)
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 800-788-5680

Michael G. Willis
1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920
(Name and Address of Agent for Service)

Copy to:
S. Lee Terry, Jr., Esq.
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, Colorado 80202

It is proposed that this filing will become effective:

(X )	immediately upon filing pursuant to paragraph (b)
( )	on [date] pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(i)
( )	on [date] pursuant to paragraph (a)(i)
( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Jeffrey’s Bay, and the Country of South Africa on the 18th day of August, 2016.

INDEX FUNDS

By:	/s/ MICHAEL WILLIS

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 18th day of August, 2016.

Name	Title

/s/ MICHAEL WILLIS	Trustee and President
Michael Willis

/s/ LANCE J. BALLER*	Trustee
Lance J. Baller

/s/ R. LANCE COLES*	Trustee
R. Lance Coles

/s/ KEVIN J. TRIGUEIRO*	Trustee
Kevin J. Trigueiro

*By: /s/ MICHAEL WILLIS
Attorney-in-fact

*	Pursuant to Power of Attorney.

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase